LEASES - Total lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance lease cost:
Depreciation	¥ 205,297	¥ 165,262	¥ 199,926
Interest expenses	117,906	93,264	90,679
Operating lease cost	992,829	870,196	749,800
Total lease cost	¥ 1,316,032	¥ 1,128,722	¥ 1,040,405